Note 10 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	January 31, 2015	January 31, 2014
Accrued compensation and benefits	9,017	8,346
Accrued professional fees	1,137	1,780
Other accrued liabilities	6,541	6,631
	16,695	16,757